Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Summary of After Tax Profits and Losses of Associates and Joint Ventures	The Group’s share of after-tax profits and losses of associates and joint ventures is set out below:

	2024 £m	2023 £m	2022 £m
Share of after-tax (losses)/profits of associates	(3)	(2)	1
Share of after-tax losses of joint ventures	–	(3)	(3)
	(3)	(5)	(2)

Summary of Aggregated Financial Information	Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2024 £m	2023 £m	2022 £m
Share of after-tax losses	(3)	(5)	(2)
Share of other comprehensive income/(expense)	21	7	(9)
Share of total comprehensive income/(expense)	18	2	(11)